Environmental rehabilitation obligation fund	12 Months Ended
Dec. 31, 2021
Environmental rehabilitation obligation funds [Abstract]
Environmental rehabilitation obligation fund
21. Environmental rehabilitation obligation funds

Accounting policy
The Group’s rehabilitation obligation funds includes equity-linked investments that are fair valued at each reporting date. The fair value is calculated with reference to underlying equity instruments using industry valuation techniques and appropriate models.
Annual contributions are made to dedicated environmental rehabilitation obligation funds to fund the estimated cost of rehabilitation during and at the end of the life of the relevant mine. The amounts contributed to these funds are included under non-current assets and are measured at fair value through profit or loss. Interest earned on monies paid to rehabilitation funds is accrued on a time proportion basis and is recorded as interest income.
In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations.

Figures in million – SA rand	Notes	2021	2020	2019
Balance at beginning of the year		4,934	4,602	3,999
Contributions made		72	64	13
Payments received		(10)	(7)	(152)
Interest income	5.1	174	245	265
Fair value gain[1]		32	30	34
Environmental rehabilitation obligation funds on acquisition of subsidiaries	16.1	—	—	443
Balance at end of the year		5,202	4,934	4,602

Environmental rehabilitation obligation funds comprise of the following:
Restricted cash[2]		1,135	703	610
Funds		4,067	4,231	3,992
[1] The environmental rehabilitation trust fund includes equity-linked investments that are fair valued at each reporting date
[2] The funds are set aside to serve as collateral against the guarantees made to the Department of Minerals and Resources for environmental rehabilitation obligations
Fair value of environmental rehabilitation obligation funds
Environmental rehabilitation obligation funds comprise fixed income portfolio of bonds as well as fixed and call deposits. The environmental rehabilitation obligation funds are stated at fair value based on the nature of the fund’s investments (refer note 36.1).
Credit risk
The Group is exposed to credit risk on the total carrying value of the investments held in the environmental rehabilitation obligation funds. The Group has reduced its exposure to credit risk by investing in funds with a limited number of major financial institutions.